Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on January 22, 2026.
Narrative - Max Aggregate Offering Price	$ 68,700,000.00
Final Prospectus	true